Average Annual Total Returns{- Fidelity Government Money Market Fund} - NF_04.30 Fidelity Government Money Market Fund_Class S Pro-01 - Fidelity Government Money Market Fund - Fidelity Government Money Market Fund - Return Before Taxes
	Past 1 year	Past 5 years	Past 10 years
Total	0.26%	0.82%	0.42%